First Trust Nasdaq Artificial Intelligence and Robotics ETF Expense Example, No Redemption - First Trust Nasdaq Artificial Intelligence and Robotics ETF - First Trust Nasdaq Artificial Intelligence and Robotics ETF
Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810